Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Property, Plant and Equipment
Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Office equipment and computer hardware	$124	$99
Furniture and fixtures	109	109

Total property and equipment	233	208
Less accumulated depreciation	(168)	(144)

Property and equipment, net	65	64

Summary of the deferred revenue contract liability
The below table includes a rollforward of the deferred revenue contract liability balance for the three months ended March 31, 2022 and 2021.

	March 31, 2022	March 31, 2021
Beginning Balance	$1,585	1,172
Amounts deferred	4,406	2,252
Revenue recognized	(4,011)	(2,330)

Ending Balance	$1,980	1,094

The below table includes a rollforward of the deferred revenue contract liability balance for the year ended December 31, 2021.

Deferred Revenue
Balance at December 31, 2020	$1,172
Amounts deferred	14,370
Revenue recognized	(13,957)

Balance at December 31, 2021	$1,585

Blue Water Acquisition Corp [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, as follows:

Asset Class	Estimated Useful Life
Computer and office equipment	3 years
Furniture and fixtures	7 years